SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—101.0%
Alabama—2.5%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds
5.000%, due 07/01/38	3,810,000	3,926,319
5.250%, due 07/01/47	5,000,000	5,154,530
		9,080,849
Arizona—1.8%
Salt River Project Agricultural Improvement & Power District, Arizona Electric System, Refunding, Revenue Bonds
5.000%, due 01/01/30	2,225,000	2,405,708
Series A,
5.000%, due 01/01/23	2,000,000	2,009,435
Series A,
5.000%, due 01/01/45	2,000,000	2,127,326
		6,542,469
California—5.4%
California Municipal Finance Authority, Chevron USA - Recovery Zone, Revenue Bonds
2.500%, due 11/01/35[1]	1,000,000	1,000,000
City of Los Angeles, Department of Airports, Refunding, Revenue Bonds,
Series A,
5.000%, due 05/15/40	2,005,000	2,113,121
Golden State Tobacco Securitization Corp., Asset-Backed, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/01/32[2]	2,200,000	2,305,920
Series A,
5.000%, due 06/01/33[2]	1,200,000	1,257,774
Golden State Tobacco Securitization Corp., Enhanced Asset-Backed, Revenue Bonds,
Series A,
5.000%, due 06/01/29[2]	1,400,000	1,417,297
Metropolitan Water District of Southern California, Revenue Bonds,
Series A,
5.000%, due 10/01/46	1,245,000	1,340,937
San Mateo County Transit District Sales Tax Revenue, Revenue Bonds,
Series B,
2.700%, due 06/01/49[1]	5,100,000	5,100,000
State of California, GO Bonds
5.000%, due 12/01/43	5,000,000	5,301,184
		19,836,233
Connecticut—2.1%
Connecticut State Health & Educational Facilities Authority, Yale University, Revenue Bonds,
Series V-1,
2.500%, due 07/01/36[1]	3,575,000	3,575,000

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Connecticut—(concluded)
State of Connecticut, GO Bonds,
Series D,
5.000%, due 08/15/26	1,165,000	1,233,262
State of Connecticut, Refunding, GO Bonds,
Series B,
5.000%, due 05/15/26	2,700,000	2,848,993
		7,657,255
District of Columbia—1.4%
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds,
Series A,
5.000%, due 07/15/45	5,000,000	5,188,294

Florida—7.1%
Central Florida Expressway Authority, Refunding, Revenue Bonds
5.000%, due 07/01/28	5,720,000	6,211,250
5.000%, due 07/01/30	2,035,000	2,249,820
Miami-Dade County Transit System, Revenue Bonds,
Series A,
5.000%, due 07/01/43	2,000,000	2,094,957
School Board of Miami-Dade County, Refunding, COP,
Series B,
5.000%, due 05/01/26	1,900,000	1,972,575
School District of Broward County, COP,
Series A,
5.000%, due 07/01/31	4,595,000	4,980,510
School District of Broward County, Refunding, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,365,937
Series B,
5.000%, due 07/01/30	2,000,000	2,068,714
St. Lucie County School Board, Refunding, Revenue Bonds
5.000%, due 10/01/26	2,500,000	2,615,509
State of Florida, Board of Education Public Education Capital Outlay, Refunding, GO Bonds,
Series A,
5.000%, due 06/01/28	1,560,000	1,704,063
		26,263,335
Georgia—0.8%
Catoosa County School District, GO Bonds
5.000%, due 08/01/26	2,645,000	2,815,193

Illinois—6.0%
Illinois State Toll Highway Authority, Refunding, Revenue Bonds

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Illinois—(concluded)
5.000%, due 01/01/29	2,240,000	2,432,313
Series A,
5.000%, due 01/01/30	2,805,000	3,032,569
Series A,
5.000%, due 12/01/32	2,175,000	2,259,457
Illinois State Toll Highway Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/46	1,000,000	1,023,404
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds,
Series C,
5.000%, due 12/01/26	1,300,000	1,382,388
State of Illinois, GO Bonds,
Series A,
5.000%, due 03/01/31	2,870,000	2,932,113
Series D,
5.000%, due 11/01/27	5,450,000	5,570,800
State of Illinois, Refunding, GO Bonds,
Series C,
4.000%, due 03/01/31	3,500,000	3,334,828
		21,967,872
Kentucky—0.9%
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds,
Series B-RE,
2.950%, due 10/01/39[1]	695,000	695,000
Louisville and Jefferson County Metropolitan Sewer District, Refunding, Revenue Notes
4.000%, due 10/06/23[3]	2,500,000	2,515,764
		3,210,764
Maryland—3.7%
County of Baltimore MD, Consolidated Public Improvement, GO Bonds
5.000%, due 03/01/30	5,240,000	5,840,192
County of Prince George's MD, Consolidated Public Improvement, GO Bonds,
Series A,
5.000%, due 07/15/27	5,000,000	5,399,952
State of Maryland, GO Bonds,
Series A,
5.000%, due 08/01/30	2,000,000	2,210,155
		13,450,299
Massachusetts—5.0%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds
5.000%, due 07/01/45	2,005,000	2,102,968

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Massachusetts—(concluded)
Commonwealth of Massachusetts, GO Bonds,
Series A,
5.000%, due 01/01/40	2,700,000	2,812,488
Commonwealth of Massachusetts, Refunding, GO Bonds,
Series A,
5.000%, due 07/01/30	2,260,000	2,392,062
Series C,
5.500%, due 12/01/22	2,070,000	2,078,352
Series E,
5.000%, due 11/01/27	4,505,000	4,880,723
Massachusetts Bay Transportation Authority Sales Tax Revenue, BANS Subordinate Sustainability, Revenue Bonds
4.000%, due 05/01/25	1,875,000	1,912,865
Massachusetts Water Resources Authority, Revenue Bonds,
Series B,
5.000%, due 08/01/44	2,000,000	2,113,908
		18,293,366
Michigan—0.5%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/25	1,615,000	1,689,894

Mississippi—5.1%
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds,
Series E,
2.750%, due 12/01/30[1]	2,150,000	2,150,000
Mississippi Business Finance Corp., Chevron USA, Inc., Revenue Bonds,
Series D,
2.750%, due 11/01/35[1]	4,860,000	4,860,000
Series I,
2.750%, due 11/01/35[1]	1,900,000	1,900,000
Series K,
2.750%, due 11/01/35[1]	9,800,000	9,800,000
		18,710,000
Missouri—0.3%
Health & Educational Facilities Authority of the State of Missouri, St. Louis University, Revenue Bonds,
Series B-2,
2.740%, due 10/01/35[1]	1,240,000	1,240,000

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Nevada—1.7%
Las Vegas Valley Water District, Refunding, GO Bonds,
Series D,
5.000%, due 06/01/27	5,670,000	6,092,899

New Jersey—7.3%
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 06/15/30	2,000,000	2,093,119
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series BB,
5.000%, due 06/15/33	2,450,000	2,513,234
New Jersey Turnpike Authority, Refunding, Revenue Bonds,
Series G,
5.000%, due 01/01/35	2,095,000	2,199,818
New Jersey Turnpike Authority, Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,592,015
State of New Jersey, COVID-19 GO Emergency Bonds, GO Bonds,
Series A,
5.000%, due 06/01/28	6,500,000	6,971,503
Series A,
5.000%, due 06/01/29	8,655,000	9,370,363
		26,740,052
New York—20.5%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/43	4,320,000	4,442,326
Series B-1,
5.000%, due 10/01/36	1,950,000	2,045,171
Series D,
5.000%, due 12/01/40	3,000,000	3,096,482
Subseries D-1,
5.500%, due 05/01/46	6,000,000	6,523,626
Subseries F-1,
5.000%, due 04/01/40	1,940,000	1,996,510
Metropolitan Transportation Authority, Refunding, Revenue Bonds,
Subseries 2012G-1,
2.600%, due 11/01/32[1]	4,000,000	4,000,000
Metropolitan Transportation Authority, Revenue Bonds,
Series A-1,
5.000%, due 02/01/23	3,555,000	3,574,660
Series F,
5.000%, due 11/15/22	5,610,000	5,620,246

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
New York—(continued)
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds,
Series BB-1,
5.000%, due 06/15/44	5,300,000	5,558,676
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds,
Series EE,
5.000%, due 06/15/36	2,760,000	2,813,491
Series EE,
5.000%, due 06/15/40	3,000,000	3,115,504
Series FF,
5.000%, due 06/15/39	2,195,000	2,286,976
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds,
Series A-1,
5.000%, due 11/01/25	4,000,000	4,206,171
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series 21-A,
5.000%, due 11/01/22	1,295,000	1,296,949
Series A-2,
5.000%, due 08/01/38	3,000,000	3,092,217
Series A-2,
5.000%, due 08/01/39	1,445,000	1,486,348
New York State Dormitory Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/40	2,500,000	2,591,303
Series A,
5.000%, due 03/15/44	6,000,000	6,204,643
New York State Dormitory Authority, Revenue Bonds,
Series A,
5.000%, due 03/15/43	3,500,000	3,605,393
New York State Thruway Authority, Revenue Bonds,
Series N-1,
5.000%, due 01/01/39	1,000,000	1,034,604
New York State Urban Development Corp., Refunding, Revenue Bonds,
Series A,
5.000%, due 03/15/41	3,420,000	3,559,318

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority, Metropolitan Transportation Authority Payroll Mobility Tax Revenue, Revenue Bonds,
Series C,
5.000%, due 05/15/47	3,000,000	3,085,855
		75,236,469
Ohio—1.5%
State of Ohio, Common Schools, Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	5,412,444

Oregon—2.2%
Oregon State Facilities Authority, PeaceHealth Obligated Group, Refunding, Revenue Bonds,
Series A,
2.750%, due 08/01/34[1]	5,500,000	5,500,000
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds,
Series A,
5.000%, due 09/01/43[2]	2,500,000	2,701,223
		8,201,223
Pennsylvania—3.5%
City of Philadelphia, Refunding, GO Bonds
5.000%, due 08/01/24	2,000,000	2,054,617
Commonwealth of Pennsylvania, Refunding, GO Bonds
5.000%, due 09/15/26	1,225,000	1,302,378
5.000%, due 07/15/27	2,020,000	2,171,372
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Revenue Bonds,
Subseries B,
5.000%, due 12/01/46	2,000,000	2,021,236
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds
5.000%, due 12/01/23	1,000,000	1,019,821
Pennsylvania Turnpike Commission, Revenue Bonds,
Series A-1,
5.000%, due 12/01/46	2,000,000	1,962,968
Series A-2,
5.000%, due 12/01/36	2,220,000	2,316,232
		12,848,624
South Carolina—1.4%
Charleston County School District, GO Notes,
Series C,
4.000%, due 05/10/23	3,120,000	3,136,560

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
South Carolina—(concluded)
South Carolina Public Service Authority, Refunding, Revenue Bonds,
Series A,
5.000%, due 12/01/24	2,000,000	2,050,899
		5,187,459
Texas—9.0%
Alamo Community College District, GO Bonds
5.000%, due 08/15/24	1,440,000	1,486,961
Austin Community College District, GO Bonds
5.000%, due 08/01/30[2]	1,000,000	1,049,018
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds,
Series A,
5.000%, due 11/01/29	2,500,000	2,721,653
Dallas Independent School District, GO Bonds,
Series A,
5.000%, due 02/15/25	1,000,000	1,040,337
Dallas Independent School District, Refunding, GO Bonds,
Series A,
5.000%, due 02/15/27	4,130,000	4,417,135
Garland Independent School District, Refunding, GO Bonds
5.000%, due 02/15/26	2,235,000	2,360,777
Harris County Cultural Education Facilities Finance Corp., Baylor College of Medicine, Refunding, Revenue Bonds
5.000%, due 11/15/37[2]	3,000,000	3,006,591
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Refunding, Revenue Bonds,
Series B,
2.950%, due 12/01/59[1]	7,300,000	7,300,000
Lamar Consolidated Independent School District, GO Bonds
5.000%, due 02/15/27	1,000,000	1,067,427
Lower Colorado River Authority, LCRA Transmission Services, Refunding, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,074,281
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures Inc., Refunding, Revenue Bonds
2.970%, due 05/01/46[1]	4,515,000	4,515,000
Lower Neches Valley Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds
2.970%, due 11/01/38[1]	1,000,000	1,000,000

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(continued)
Texas—(concluded)
North Texas Municipal Water District Water System Revenue, Refunding, Revenue Bonds,
Series A,
4.000%, due 09/01/30	2,130,000	2,200,982
		33,240,162
Utah—1.1%
City of Murray Hospital, IHC Health Services, Inc., Revenue Bonds,
Series C,
2.950%, due 05/15/36[1]	3,000,000	3,000,000
City of Murray UT, IHC Health Services Inc., Revenue Bonds,
Series C,
2.950%, due 05/15/37[1]	1,110,000	1,110,000
		4,110,000
Virginia—3.3%
County of Fairfax VA, Refunding, GO Bonds,
Series A,
5.000%, due 10/01/29	5,000,000	5,581,034
County of Henrico VA Water & Sewer Revenue, Revenue Bonds
4.000%, due 05/01/39[2]	1,000,000	1,012,904
Virginia Public Building Authority, Revenue Bonds,
Series A,
5.000%, due 08/01/29	5,000,000	5,523,728
		12,117,666
Washington—6.5%
King County School District No 210 Federal Way, GO Bonds
5.000%, due 12/01/29	2,430,000	2,675,957
5.000%, due 12/01/30	3,135,000	3,496,832
King County School District No. 414 Lake Washington, Refunding, GO Bonds
4.000%, due 12/01/27	4,205,000	4,360,297
State of Washington, GO Bonds,
Series 2020A,
5.000%, due 08/01/43	3,070,000	3,223,128
Series A,
5.000%, due 08/01/43	5,000,000	5,310,244
State of Washington, Refunding, GO Bonds,
Series R,
4.000%, due 07/01/27	3,310,000	3,417,945

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

	Face
	amount ($)	Value ($)
Municipal bonds—(concluded)
Washington—(concluded)
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,435,582
		23,919,985
Wisconsin—0.4%
State of Wisconsin, Refunding, Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,566,038
Total municipal bonds (cost—$400,407,184)		370,618,844

	Number of
	shares
Short-term investments—0.0%†
Investment companies—0.0%†
State Street Institutional U.S. Government Money Market Fund, 2.940%[4] (cost—$65,736)	65,736	65,736
Total investments (cost—$400,472,920)—101.0%		370,684,580
Liabilities in excess of other assets—(1.0)%		(3,665,156)
Net assets—100.0%		$367,019,424

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's  investments. In the event a Fund  holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	370,618,844	—	370,618,844
Short-term investments	—	65,736	—	65,736
Total	—	370,684,580	—	370,684,580

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2022 (unaudited)

At September 30, 2022, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

3	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

4	Rates shown reflect yield at September 30, 2022.

Portfolio acronyms

BANs	Bond Anticipation Notes

COP	Certificate of Participation

GO	General Obligation

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated June 30, 2022.